THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated September 15, 2020 to the

Trust’s Class A Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SCAAX	Large Capitalization Growth Portfolio	SLGYX
Moderately Conservative Balanced Allocation Portfolio	SMACX	Mid Capitalization Portfolio	SPMAX
Moderate Balanced Allocation Portfolio	SMPAX	Small Capitalization Portfolio	SSCYX
Moderately Aggressive Balanced Allocation Portfolio	SAMAX	International Equity Portfolio	SIEYX
Aggressive Balanced Allocation Portfolio	SABAX	Health & Biotechnology Portfolio	SHPAX
U.S. Government Money Market Portfolio	SGAXX	Technology & Communications Portfolio	STPAX
Investment Quality Bond Portfolio	SQBAX	Financial Services Portfolio	SFPAX
Municipal Bond Portfolio	SMBAX	Energy & Basic Materials Portfolio	SBMBX
Large Capitalization Value Portfolio	SLVYX

Reference is made to the section entitled “APPENDIX A”, subsection “Intermediary-Specific Sales Charge Waivers and Discounts”, in the Prospectus. The following is added to this section:

Robert W. Baird & Co. (“Baird”)

Effective September 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate(s) and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions from a Portfolio, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the Portfolio’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Portfolio’s Prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus
•	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated September 15, 2020 to the

Trust’s Class C Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SUMCX	Large Capitalization Growth Portfolio	SLGCX
Moderately Conservative Balanced Allocation Portfolio	SBCCX	Mid Capitalization Portfolio	SPMCX
Moderate Balanced Allocation Portfolio	SBMCX	Small Capitalization Portfolio	SSCCX
Moderately Aggressive Balanced Allocation Portfolio	SAMCX	International Equity Portfolio	SIECX
Aggressive Balanced Allocation Portfolio	SABCX	Health & Biotechnology Portfolio	SHPCX
U.S. Government Money Market Portfolio	SZCXX	Technology & Communications Portfolio	STPCX
Investment Quality Bond Portfolio	SQBCX	Financial Services Portfolio	SFPCX
Municipal Bond Portfolio	SMBCX	Energy & Basic Materials Portfolio	SEPCX
Large Capitalization Value Portfolio	SLVCX

Reference is made to the section entitled “APPENDIX A”, subsection “Intermediary-Specific Sales Charge Waivers and Discounts”, in the Prospectus. The following is added to this section:

Robert W. Baird & Co. (“Baird”)

Effective September 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate(s) and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions from a Portfolio, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the Portfolio’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Portfolio’s Prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus
•	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated September 15, 2020 to the

Trust’s Class I Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	LUNAX	Large Capitalization Growth Portfolio	SLCGX
Moderately Conservative Balanced Allocation Portfolio	SMICX	Mid Capitalization Portfolio	SMIPX
Moderate Balanced Allocation Portfolio	SBMIX	Small Capitalization Portfolio	SSCPX
Moderately Aggressive Balanced Allocation Portfolio	SAMIX	International Equity Portfolio	SIEPX
Aggressive Balanced Allocation Portfolio	SABIX	Health & Biotechnology Portfolio	SBHIX
U.S. Government Money Market Portfolio	SGMXX	Technology & Communications Portfolio	STPIX
Investment Quality Bond Portfolio	SIBPX	Financial Services Portfolio	SFPIX
Municipal Bond Portfolio	SMBPX	Energy & Basic Materials Portfolio	SEPIX
Large Capitalization Value Portfolio	SLCVX

Reference is made to the section entitled “APPENDIX A”, subsection “Intermediary-Specific Sales Charge Waivers and Discounts”, in the Prospectus. The following is added to this section:

Robert W. Baird & Co. (“Baird”)

Effective September 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate(s) and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions from a Portfolio, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the Portfolio’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Portfolio’s Prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus
•	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated September 15, 2020 to the

James Alpha Class A, I and C Shares Prospectuses Dated December 27, 2019 (the “Prospectuses”)

James Alpha Macro Portfolio	Class I (GRRIX) Class A (GRRAX) Class C (GRRCX)	James Alpha Managed Risk Domestic Equity Portfolio	Class I (JDIEX) Class A (JDAEX) Class C (JDCEX)

James Alpha Global Real Estate Investments Portfolio	Class I (JARIX) Class A (JAREX) Class C (JACRX)	James Alpha Managed Risk Emerging Markets Equity Portfolio	Class I (JEIMX) Class A (JEAMX) Class C (JECMX)

James Alpha Multi Strategy Alternative Income Portfolio	Class I (JAIMX) Class A (JAAMX) Class C (JACMX)	James Alpha Hedged High Income Portfolio	Class I (INCIX) Class A (INCAX) Class C (INCCX)

Reference is made to the section entitled “APPENDIX A”, subsection “Intermediary-Specific Sales Charge Waivers and Discounts”, in the Prospectuses. The following is added to this section:

Robert W. Baird & Co. (“Baird”)

Effective September 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate(s) and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions from a Portfolio, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the Portfolio’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Portfolio’s Prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus
•	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated September 15, 2020 to the

James Alpha Class S Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

James Alpha Macro Portfolio	Class S (GRRSX)	James Alpha Managed Risk Domestic Equity Portfolio	Class S (JDSEX)

James Alpha Global Real Estate Investments Portfolio	Class S (JARSX)	James Alpha Managed Risk Emerging Markets Equity Portfolio	Class S (JESMX)

James Alpha Multi Strategy Alternative Income Portfolio	Class S (JASMX)	James Alpha Hedged High Income Portfolio	Class S (INCSX)

Reference is made to the section entitled “APPENDIX A”, subsection “Intermediary-Specific Sales Charge Waivers and Discounts”, in the Prospectus. The following is added to this section:

Robert W. Baird & Co. (“Baird”)

Effective September 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate(s) and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions from a Portfolio, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the Portfolio’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Portfolio’s Prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus
•	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated September 15, 2020 to the

James Alpha Class A, I and C Shares Prospectuses Dated March 30, 2020 (the “Prospectuses”)

James Alpha Total Hedge Portfolio	Class I (JTHIX) Class A (JTHAX) Class C (JTHCX)	James Alpha Family Office Portfolio	Class I (JFOIX) Class A (JFOAX) Class C (JFOCX)

James Alpha EHS Portfolio	Class I (JEHIX) Class A (JAHAX) Class C (JAHCX)	James Alpha Relative Value Portfolio	Class I (JRVIX) Class A (JRVAX) Class C (JRVCX)

James Alpha Event Driven Portfolio	Class I (JAEIX) Class A (JAEAX) Class C (JAECX)	James Alpha Structured Credit Value Portfolio	Class I (JSVIX) Class A (JASVX) Class C (JSVCX)

Reference is made to the section entitled “APPENDIX A”, subsection “Intermediary-Specific Sales Charge Waivers and Discounts”, in the Prospectuses. The following is added to this section:

Robert W. Baird & Co. (“Baird”)

Effective September 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate(s) and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions from a Portfolio, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the Portfolio’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Portfolio’s Prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus
•	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated September 15, 2020 to the

James Alpha Class S Shares Prospectus Dated March 30, 2020 (the “Prospectus”)

James Alpha Total Hedge Portfolio	Class S (JTHSX)	James Alpha Family Office Portfolio	Class S (JFOSX)

James Alpha EHS Portfolio	Class S (JAHSX)	James Alpha Relative Value Portfolio	Class S (JRSVX)

James Alpha Event Driven Portfolio	Class S (JAESX)	James Alpha Structured Credit Value Portfolio	Class S (JASSX)

Reference is made to the section entitled “APPENDIX A”, subsection “Intermediary-Specific Sales Charge Waivers and Discounts”, in the Prospectus. The following is added to this section:

Robert W. Baird & Co. (“Baird”)

Effective September 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate(s) and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions from a Portfolio, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the Portfolio’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Portfolio’s Prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus
•	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.